Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) Segment PerformanceObligation $ / ¥	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) $ / ¥
Significant Accounting Policies [Line Items]
Sale or purchase of assets or rights minimum amount	¥ 50
Option agreement maximum contract amount	¥ 50
Aggregate percentage of variable interest entity assets on Group's consolidated total assets	21.40%	31.50%		21.40%
Aggregate percentage of variable interest entity liabilities on Group's consolidated total liabilities	50.00%	40.90%		50.00%
Consolidated VIE assets	¥ 2,121,163	¥ 2,118,506		$ 290,598
Consolidated VIE creditor	¥ 1,521,305	1,842,957		$ 208,419
Currency exchange rate, Renminbi ("RMB") to U.S. dollar | $ / ¥	7.2993			7.2993
Rate of VAT	6.00%
Percentage of sale of goods on revenue	13.00%
Rate of VAT, simple VAT collection method	3.00%
Advertising expenses	¥ 588,918	556,088	¥ 484,442
Number of reportable segments | Segment	1
Cash and cash equivalents available for conversion to foreign currency	¥ 147,737	¥ 202,457
Percentage of cash and cash equivalents available for conversion to foreign currency	29.10%	26.50%		29.10%
Total Net Revenues | Customer Concentration Risk | Customer
Significant Accounting Policies [Line Items]
Revenues from customers individually representing portion of total net revenues	10.00%
Other Income
Significant Accounting Policies [Line Items]
Government subsidies	¥ 2,133	¥ 6,045	¥ 3,697
ASU 2023-07
Significant Accounting Policies [Line Items]
Change In accounting principle accounting standards update adopted	true			true
Change in accounting principle accounting standards update adoption date	Jan. 01, 2024			Jan. 01, 2024
Degree- or Diploma-oriented Post-secondary Courses
Significant Accounting Policies [Line Items]
Weighted average service period	17 months
Professional Certification Preparation, Professional Skills and Interest Courses
Significant Accounting Policies [Line Items]
Weighted average service period	5 months
Online Education Service and Insurance Service
Significant Accounting Policies [Line Items]
Number of performance obligation | PerformanceObligation	2
VIEs
Significant Accounting Policies [Line Items]
Consolidated VIE assets	¥ 453,905	668,337
Consolidated VIE creditor	761,231	¥ 753,910
VIEs | Nonrecourse
Significant Accounting Policies [Line Items]
Consolidated VIE creditor	0
VIEs | Assets Pledged as Collateral
Significant Accounting Policies [Line Items]
Consolidated VIE assets	¥ 0
Minimum
Significant Accounting Policies [Line Items]
Term of repayment of principal installments on which interest expense and service fees payable	3 months
Maximum
Significant Accounting Policies [Line Items]
Time for full refund of transaction price	24 hours
Term of repayment of principal installments on which interest expense and service fees payable	12 months
WFOE | Minimum
Significant Accounting Policies [Line Items]
Ownership percentage by parent	10.00%			10.00%
WFOE | Maximum
Significant Accounting Policies [Line Items]
Ownership percentage by parent	100.00%			100.00%